Share Capital - Summary of Movements in Ordinary Shares, Share Capital and Share Premium (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclousre of Detailed Information About Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Beginning Balance (Shares)	893,060
Ending Balance (Shares)	1,133,131	893,060
Beginning Balance	$ (135,612)	$ (867,243)	$ (767,538)
Issuance of Ordinary Shares	65,035
Ending Balance	(564,416)	(135,612)	(867,243)
Share capital [member]
Disclousre of Detailed Information About Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Beginning Balance	135	73	69
Share issue		62	4
PIPE Financing	175
Elimination of Predecessor Ordinary Value	(135)
Issuance of Ordinary Shares	1,866
SARs Settlement	35
Settlement of related party loans with Ordinary Shares	50
Ending Balance	2,126	135	73
Share premium [member]
Disclousre of Detailed Information About Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Beginning Balance	1,000,118	166,740	102,359
Share issue		833,378	64,997
Transaction costs arising on share issue	(5,562)		(616)
PIPE Financing	174,755
Elimination of Predecessor Ordinary Value	135
Issuance of Ordinary Shares	63,169
Predecessor Earn Out Shares	(227,500)
OACB Earn Out Shares	(9,100)
SARs Settlement	30,267
Settlement of related party loans with Ordinary Shares	32,150
Ending Balance	1,058,432	1,000,118	166,740
Issued capital and share premium [member]
Disclousre of Detailed Information About Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Beginning Balance	1,000,253	166,813	102,428
Share issue		833,440	65,001
Transaction costs arising on share issue	(5,562)		(616)
PIPE Financing	174,930
Predecessor Earn Out Shares	(227,500)
OACB Earn Out Shares	(9,100)
SARs Settlement	30,302
Settlement of related party loans with Ordinary Shares	32,200
Ending Balance	$ 1,060,558	$ 1,000,253	$ 166,813
Ordinary Shares [member]
Disclousre of Detailed Information About Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
PIPE Financing, Shares	17,493,000
Elimination of Predecessor Ordinary Shares, Shares	(13,481,799)
Issuance of Ordinary, Shares	186,576,505
Predecessor Earn Out Shares, Shares	38,330,000
OACB Earn Out Shares	1,250,000
SARs Settlement, Shares	3,510,582
Settlement of related party loans with Ordinary Shares, Shares	5,000,000
Ending Balance (Shares)	252,160,087
Predecessor Ordinary Shares [member]
Disclousre of Detailed Information About Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Beginning Balance (Shares)	13,481,799	7,259,139	6,937,062
Share issue, Shares		6,222,660	322,077
Ending Balance (Shares)		13,481,799	7,259,139